Taxation - Summary of Reconciliation of Income Tax at Statutory Corporate Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Loss before income tax and share of results of equity investees	$ (548,509)	$ (196,886)	$ (87,458)
Tax expense computed at tax rate of 17%	(93,247)	(33,471)	(14,868)
Changes in valuation allowance	91,017	38,025	14,444
Non-deductible expenses	2,211	1,699	1,385
Preferential tax rate	(3,072)	(439)	(1,279)
Withholding tax expense	12,595	8,451	12,119
Foreign earnings at different tax rates	4,104	(4,284)	(399)
Others	(2,863)	(1,435)	328
Income tax expense	$ 10,745	$ 8,546	$ 11,730